Subsequent Issuance of Common Stock (Details) (USD $)	Mar. 06, 2014	Feb. 18, 2014
Subsequent Issuance of Common Stock
The EEP allows, but does not obligate the Company to issue and sell up to worth of the Company's common stock to the Investor from time to time		$ 3,000,000
We paid to the Investor a commitment fee for entering into the Purchase Agreement in restricted shares		2,065,177
We paid to the Investor a commitment fee for entering into the Purchase Agreement in value		150,000
Amount paid in satisfaction of the payment of for fees owed.	1,750
Total fees owed	$ 23,302
Restricted Shares were issued to Crescendo Communications, LLC pursuant to the Letter Agreement	144